Nature of Operations and Summary of Significant Accounting Policies - Earnings Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			37,014,620	2,121,629	13,836,637	1,235,447
Net Loss Per Common Share
Net Loss Attributable to Common Shareholders	$ (8,921,084)	$ (4,246,802)	$ (12,085,571)	$ (7,118,685)	$ (15,758,191)	$ (13,965,019)
Weighted average common shares outstanding	24,464,979	6,536,602	21,627,532	6,328,419	11,337,482	3,897,081
Net Loss Per Common Share - basic and diluted	$ (0.36)	$ (0.65)	$ (0.56)	$ (1.12)	$ (1.39)	$ (3.58)
Convertible Preferred Stock.
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			10,057,119		2,229,702
Stock options
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			2,723,250	862,167	2,703,587	827,543
Common Stock Warrants
Potential common shares excluded from calculation of diluted loss per share because their effect would be anti-dilutive
Antidilutive securities			24,234,251	1,259,462	8,903,348	407,904